Redeemable Non-Controlling Interests (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 13, 2022 USD ($)	Jun. 13, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Nov. 30, 2017 CNY (¥)
Redeemable Non-Controlling Interests [Abstract]
Preferred share percentage			22.8395%	22.8395%
Cash	$ 336,871		$ 29,467,667	¥ 200,000,000	$ 3,870,916	¥ 90,000
Account receivable (in Yuan Renminbi)	$ 5,167,701	¥ 200,000,000			$ 6,861,672
Investment percentage	100.00%	100.00%
Aggregate percentage	65.00%	65.00%